INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Expenses classified by nature and function
Depreciation of leased assets	$ 837,199	$ 676,427
Obsolescence	505,285	618,489
Production costs
Expenses classified by nature and function
Amortization of intangible assets	30,478	43,456
Analysis and storage	570	5,425
Commissions and royalties	134,592	118,960
Import and export expenses	67,228	98,186
Depreciation of property, plant and equipment	643,006	746,609
Depreciation of leased assets	339,378	395,972
Freight and haulage	643,877	241,533
Employee benefits and social securities	2,806,939	3,994,761
Maintenance	422,757	462,743
Energy and fuel	163,122	500,359
Supplies and materials	260,043	339,843
Mobility and travel	33,407	20,940
Share-based incentives	275,432	100,206
Professional fees and outsourced services	509,450	674,014
Office supplies	149,888	32,546
Insurance	27,024	28,430
Information technology expenses	18,361	13,243
Obsolescence	505,285	539,382
Taxes	70,819	45,049
Miscellaneous	21,599	39,173
Total	7,123,255	8,440,830
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	1,551,788	922,258
Analysis and storage	153,473	113,265
Commissions and royalties	794,058	623,459
Import and export expenses	120,345	256,070
Depreciation of property, plant and equipment	442,589	493,111
Depreciation of leased assets	497,821	269,805
Impairment of receivables	352,920	156,053
Freight and haulage	2,989,094	3,474,028
Employee benefits and social securities	10,238,931	10,041,033
Maintenance	568,155	980,742
Energy and fuel	16,397	58,400
Supplies and materials	831,454	491,811
Mobility and travel	1,348,563	994,919
Publicity and advertising	1,161,498	1,888,497
Contingencies	27,109	2,448
Share-based incentives	5,729,986	120,170
Professional fees and outsourced services	1,575,982	4,610,610
Office supplies	370,770	289,467
Insurance	473,850	760,276
Information technology expenses	743,163	993,378
Obsolescence		79,107
Taxes	3,766,419	4,130,539
Miscellaneous	178,483	155,465
Total	33,932,848	31,904,911
Total
Expenses classified by nature and function
Amortization of intangible assets	1,582,266	965,714
Analysis and storage	154,043	118,690
Commissions and royalties	928,650	742,419
Import and export expenses	187,573	354,256
Depreciation of property, plant and equipment	1,085,595	1,239,720
Depreciation of leased assets	837,199	665,777
Impairment of receivables	352,920	156,053
Freight and haulage	3,632,971	3,715,561
Employee benefits and social securities	13,045,870	14,035,794
Maintenance	990,912	1,443,485
Energy and fuel	179,519	558,759
Supplies and materials	1,091,497	831,654
Mobility and travel	1,381,970	1,015,859
Publicity and advertising	1,161,498	1,888,497
Contingencies	27,109	2,448
Share-based incentives	6,005,418	220,376
Professional fees and outsourced services	2,085,432	5,284,624
Office supplies	520,658	322,013
Insurance	500,874	788,706
Information technology expenses	761,524	1,006,621
Obsolescence	505,285	618,489
Taxes	3,837,238	4,175,588
Miscellaneous	200,082	194,638
Total	$ 41,056,103	$ 40,345,741